INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 1,319,941	R$ 1,835,761	R$ 1,547,098
Foreign exchange effect	7,666	(208,785)	464,966
Acquisition	37,939	54,044	126,428
Disposal	(27,652)	(15,195)	(5,390)
Amortization	(285,197)	(318,135)	(297,341)
Effect of selling of subsidiary		(27,749)
Assets held for sale	(80,608)
Other intangible assets at end of period	972,089	1,319,941	1,835,761
Supplier relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	39,726	47,571	56,654
Amortization	(6,940)	(7,845)	(9,083)
Other intangible assets at end of period	32,786	39,726	47,571
Software development
INTANGIBLE ASSETS
Other intangible assets at beginning of period	636,605	808,482	688,061
Foreign exchange effect	2,947	(60,464)	123,167
Acquisition	37,939	40,643	118,933
Disposal		(2,145)	(1,182)
Amortization	(149,150)	(149,911)	(120,497)
Assets held for sale	(37,512)
Other intangible assets at end of period	R$ 490,829	636,605	808,482
Estimated useful lives	7 years
Customers contracts and relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 615,608	911,483	749,027
Foreign exchange effect	3,835	(140,812)	327,424
Disposal	(27,652)
Amortization	(125,621)	(155,063)	(164,968)
Assets held for sale	(25,396)
Other intangible assets at end of period	440,774	615,608	911,483
Others
INTANGIBLE ASSETS
Other intangible assets at beginning of period	28,002	68,225	53,356
Foreign exchange effect	884	(7,509)	14,375
Acquisition		13,401	7,495
Disposal		(13,050)	(4,208)
Amortization	(3,486)	(5,316)	(2,793)
Effect of selling of subsidiary		(27,749)
Assets held for sale	(17,700)
Other intangible assets at end of period	R$ 7,700	R$ 28,002	R$ 68,225
Estimated useful lives	5 years
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years